CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
REVENUES	$ 41,350	$ 46,626	$ 50,235
Cost of revenues	(34,802)	(40,604)	(42,242)
Gross profit	6,548	6,022	$ 7,993
Operating expenses
R&D expenses	(90)	(72)
Selling, general and administrative expenses	$ (4,961)	(6,773)	$ (6,722)
Impairment of goodwill		(80)
Operating profit (loss)	$ 1,497	(903)	$ 1,271
Financial expenses, net	(259)	(356)	(439)
Other income (loss), net	6	38	(26)
Profit (loss) before income tax (expense) benefit	1,244	(1,221)	806
Income tax (expense) benefit	(218)	(1,634)	2,975
Net profit (loss)	1,026	(2,855)	3,781
Net loss attributable to non-controlling interest	17	190	42
Net profit (loss) attributable to Eltek Ltd.	1,043	(2,665)	3,823
Other comprehensive income (loss): Foreign currency translation adjustments	(6)	(1,268)	487
Comprehensive income (loss)	1,020	(4,123)	4,268
Comprehensive loss attributable to non-controlling interest	(8)	(179)	(28)
Comprehensive income (loss) attributable to Eltek Ltd.	$ 1,028	$ (3,944)	$ 4,296
Basic and diluted net profit (loss) per ordinary share attributable to Eltek Ltd. shareholders	$ 0.1	$ (0.26)	$ 0.53
Weighted average number of ordinary shares used to compute basic and diluted net profit (loss) per ordinary share attributable to Eltek Ltd. shareholders	10,142,762	10,142,762	7,198,883